SCHEDULE OF MATURITIES OF CONTRACTUAL OBLIGATIONS (Details)	Jun. 30, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating lease commitments for property management expenses under lease agreements, Total	$ 26,440
Operating lease commitments for property management expenses under lease agreements, 2025	26,440
Operating lease commitments for property management expenses under lease agreements, 2026
Operating lease commitments for property management expenses under lease agreements, 2027
Operating lease commitments for property management expenses under lease agreements, 2028